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Invesco Floating Rate Municipal Income ETF
Invesco Floating Rate Municipal Income ETF

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco Floating Rate Municipal Income ETF (formerly, Invesco VRDO Tax-Free ETF) (PVI)

(the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 3 of the Summary Prospectus and Prospectus for the Fund:

Average Annual Returns - Invesco Floating Rate Municipal Income ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Floating Rate Municipal Income ETF		0.88%	0.64%	0.37%	Nov. 15, 2007
After Taxes on Distributions | Invesco Floating Rate Municipal Income ETF		0.88%	0.45%	0.27%
After Taxes on Distributions and Sale of Fund Shares | Invesco Floating Rate Municipal Income ETF		0.75%	0.45%	0.28%
ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]	0.98%
Blended – ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)	[2]	0.98%	0.84%	0.56%
Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes)		(1.13%)	1.02%	0.83%
[1]	The Underlying Index commenced operations on July 30, 2019, and therefore performance prior to this date is unavailable.
[2]	The “Blended - ICE US Municipal AMT-Free VRDO Constrained Index” reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, for the period from the Fund’s inception through March 24, 2021, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.